Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

22. COMMITMENTS AND CONTINGENCIES

Commitments

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. The Company has not entered into any derivative contracts that are indexed to the company’s shares and classified as shareholder’s equity or that are not reflected in the Company’s consolidated financial statements. Furthermore, the Group does not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. The Company does not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with us.

Contractual obligations

The following table sets forth the Group’s contractual obligations as of December 31, 2025:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Bank borrowings	26,203,903	22,203,903	4,000,000	-
Operating lease payments	7,158,756	2,479,065	1,502,656	3,177,035
Loan from related parties	188,147	188,147	-	-
Total	33,550,806	24,871,115	5,502,656	3,177,035

Asset acquisition in 2026

On September 1, 2025, the Group entered into a letter of intent with Expecs in connection with a proposed asset acquisition and reached a preliminary agreement on the purchase consideration of approximately RMB26.8 million (US$3.8 million). The letter of intent is non-binding in nature and the proposed transaction remains subject to, among other things, the negotiation and execution of definitive agreements.

The Group has engaged an independent third-party valuation firm to perform a valuation of the target assets, and the valuation report has been formally issued on April 10, 2026. In addition, in order to facilitate the operation of the Group’s newly launched integrated station and customs services in compliance with applicable customs regulatory requirements, access to Expecs’ system is required.

Based on the current status of negotiations and related arrangements, management currently expects the proposed transaction to be consummated. The execution of the definitive acquisition agreement is currently expected to take place on or before June 30, 2026. See Note 5 for further details.

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2025.

Contingencies

Legal Proceedings

On November 20, 2025, a putative securities class action was filed in the United States District Court for the Southern District of New York (the “Court”), Case No. 1:24-cv-09662 (the “Lawsuit”) against the Company and certain of its directors and officers, as well as the Company’s former audit firm, Marcum Asia CPAs LLP .. The Lawsuit is purportedly brought on behalf of a class of persons who claim to have suffered damages as a result of alleged misstatements and omissions in the Company’s filings with the U.S. Securities and Exchange Commission. The Lawsuit asserts violations of Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder.

While Company believes that the claims in the Lawsuit are without merit and will defend itself vigorously, the Company is unable to estimate the possible loss or range of loss, if any, that may result from the Lawsuit. Any adverse outcome of the Lawsuit, including any plaintiff’s appeal of a judgment, could have a material adverse effect on Company’s business, financial condition, results of operations, cash flows, and reputation. The litigation process may be costly and divert management’s attention from the day-to-day operations, all of which could harm Company’s business.

In the opinion of management, there were no other pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements.